Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Summary of Detailed Information of Operating Income (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information of operating income loss [line items]
Revenues from licenses or other income	€ 1,849	€ 2,965
Research tax credit [member]
Disclosure of detailed information of operating income loss [line items]
Revenues from licenses or other income	1,674	2,016
Subsidies [member]
Disclosure of detailed information of operating income loss [line items]
Revenues from licenses or other income	15
Other Income [member]
Disclosure of detailed information of operating income loss [line items]
Revenues from licenses or other income	€ 160	€ 950